Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities
Net income	$ 9,115,131	$ 8,277,251	$ 4,774,243
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	1,852,152	1,542,352	1,340,961
Allowance for doubtful accounts	429,803	805,870
Loss on disposal of property and equipment	2,416
Deferred income taxes	(230,043)	(84,067)	(172,000)
Changes in assets and liabilities:
Accounts receivable	(9,269,755)	(5,561,722)	(2,499,956)
Due from related parties, net			(114,670)
Due to related parties			(2,394)
Prepayments	(1,313,830)	(767,516)	(447,311)
Other current assets	25,925	(63,669)	191,536
Accounts payable	(505,372)	193,639	113,033
Accounts payable - related parties	(88,136)	25,276
Wages payable	2,393,214	277,335	908,720
Income taxes payable	(386,825)	(67,681)	586,931
Deferred revenue	(38,813)	634,644
Accrued liabilities and other payables	1,016,373	454,572	1,277,678
Net cash provided by operating activities	3,002,240	5,666,284	5,956,771
Cash flows from investing activities
Purchase of property and equipment	(2,082,719)	(478,775)	(1,614,696)
Change of restricted cash	500,000		(500,000)
Proceeds from sale of property and equipment	108
Payments for cost method investments	(3,509,404)
Loan to third party		(563,896)
Repayments from third party	233,596
Advances to related parties	(7,400)	(18,210)	(930,536)
Repayments from related parties		40,011	1,095,087
Net cash used in investing activities	(4,865,819)	(1,020,870)	(1,950,145)
Cash flows from financing activities
Proceeds from issuances of common shares			8,497,024
Contribution from noncontrolling investor in subsidiary	353,581
Repayments to related parties	(473,914)
Borrowings of short term loan	3,780,490		3,800,367
Repayments of short term loans		(1,510,962)	(7,478,890)
Net cash provided (used in) by financing activities	3,660,157	(1,510,962)	4,818,501
Effect of exchange rate changes on cash and cash equivalents	884,519	(811,033)	(298,288)
Net change in cash and cash equivalents	2,681,097	2,323,419	8,526,839
Cash and cash equivalents, beginning of the year	15,947,268	13,623,849	5,097,010
Cash and cash equivalents, end of the year	18,628,365	15,947,268	13,623,849
Supplemental cash flow information
Interest paid	1,609	50,383	278,363
Income taxes paid	1,767,983	1,558,290	915,895
Non-cash investing and financing activities
Transfer from prepayments to property and equipment	866,940	932,192	405,924
Liabilities assumed in connection with purchase of property and equipment	252,317	672,715	23,900
Property and equipment paid by related party	15,539
Short term loan reclassified to due to related party		203,048
Advance to related party settled through service provided	52,215
Settlement of notes receivable from a third party	328,783
Operating expenses paid by related party		$ 107,634